Restricted Net Asset	12 Months Ended
Dec. 31, 2025
Restricted Assets Net [Abstract]
Restricted Net Asset
21.	Restricted net asset
Relevant PRC laws and regulations permit payments of dividends by the Group’s entities incorporated in the PRC only out of their retained earnings, if any, as determined in accordance with PRC accounting standards
and
regulations. In addition, the Company’s entities in the PRC are required to annually appropriate 10% of their net after-tax
income to the statutory general reserve fund prior to payment of any dividends, unless such reserve funds have reached
50
% of their respective registered capital. As a result of these and other restrictions under PRC laws and regulations, the Company’s entities incorporated in the PRC are restricted in their ability to transfer a portion of their net assets to the Company either in the form of dividends, loans or advances. Even though the Company currently does not require any such dividends, loans or advances from the PRC entities for working capital and other funding purposes, the Company may in the future require additional cash resources from them due to changes in business conditions, to fund future acquisitions and development, or merely to declare and pay dividends or distributions to its shareholders. In addition, restricted cash and insurance premium receivables of the VIE and its subsidiaries can only be used to settle relevant obligations of the VIE and its subsidiaries. Except for the above, there is no other restriction on use of proceeds generated by the Group’s subsidiaries and VIE to satisfy any obligations of the Company.
As of December 31, 2025, the restricted net assets of the Group’s relevant PRC entities amounted to RMB271,877.

Relevant PRC statutory laws and regulations permit payment of dividends by the Company’s PRC entities only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. The Company’s PRC entities did not transfer any amount from current year’s net income to the general reserve during the years ended December 31, 2023, 2024 and 2025.
Furthermore, cash transfers from the Company’s PRC subsidiaries to their parent companies outside of China are subject to PRC government control of currency conversion. Shortages in the availability of foreign currency may restrict the ability of the PRC subsidiaries and consolidated affiliated entities to remit sufficient foreign currency to pay dividends or other payments to the Company, or otherwise satisfy their foreign currency denominated obligations.